Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
VPC Impact Acquisition Holdings III, Inc. (now known as Dave Inc.) (the “Company”)
was
a blank check company incorporated in Delaware on January 14, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).
The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
Business Combination
On January 5, 2022 (the “Closing Date”), the Company consummated the previously announced transaction (pursuant to that certain Agreement and Plan of Merger, dated June 7, 2021 (the “Business Combination Agreement”), by and among Dave Inc. (prior to the Mergers (as defined below), hereinafter referred to as “Legacy Dave”), VPC Impact Acquisition Holdings III, Inc. (“VPCC”), Bear Merger Company I Inc., a Delaware corporation and a direct, wholly owned subsidiary of VPCC (“First Merger Sub”), and Bear Merger Company II LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of VPCC (“Second Merger Sub” and together with the First Merger Sub, the “Merger Subs”).
On January 5, 2022, pursuant to the Business Combination Agreement, First Merger Sub merged with and into Legacy Dave (the “First Merger”), with Legacy Dave surviving the First Merger as a wholly owned subsidiary of VPCC (such company, in its capacity as the surviving corporation of the First Merger, the “Surviving Corporation”), immediately followed by the Surviving Corporation merging with and into Second Merger Sub (the “Second Merger,” the Second Merger together with the First Merger, the “Mergers” and the Mergers together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination” or the “Transactions”), with Second Merger Sub (such entity, following the Second Merger, the “Surviving Entity”) surviving the Second Merger as a wholly owned subsidiary of VPCC (VPCC following such Mergers, hereinafter referred to as the “Company” or “Dave”). Following the Mergers, “VPC Impact Acquisition Holdings III, Inc.” was renamed “Dave Inc.” and the Surviving Entity was renamed “Dave Operating LLC”.
On January 5, 2022, the holders of (a) Legacy Dave Capital Stock and (b) Legacy Dave’s options to purchase Legacy Dave Capital Stock pursuant to the Legacy Dave Stock Plan (the “Legacy Dave Options”), received aggregate merger consideration with an implied value of $3,500,000,000 (the “Equity Value”), consisting of a number of shares of Class A common stock of the Company, par value $0.0001 per share (the “Class A Common Stock”) and shares of Class V common stock of the Company, par value $0.0001 per share (the “Class V Common Stock”, and together with the Class A Common Stock, the “Common Stock”), with each deemed to have a value of $10.00 per share, equal to the Equity Value divided by $10.00 (such aggregate merger consideration, the “Aggregate Stock Consideration”).
PIPE Investment
Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”) pursuant to which, and on the terms and subject to the conditions of which, the PIPE Investors agreed to purchase an aggregate of 21,000,000 shares of Class A Common Stock in a private placement for $10.00 per share (the “PIPE Investment”). On August 17, 2021, one of the PIPE Investors entered into an amendment to the Subscription
Agreement to allow such PIPE Investor to
pre-fund
its $15,000,000 obligation under the Subscription Agreement in exchange for a promissory note in the
principal amount of $15,000,000 convertible into 1,500,000 shares of Class A Common Stock at Closing.
The Business Combination Agreement and the Business Combination was approved by the Company’s stockholders at a special meeting of the Company’s stockholders held on January 4, 2022 (the “Special Meeting”). Prior to the Special Meeting, holders of 22,417,767 shares of the VPCC Class A Common Stock exercised their right to redeem those shares for cash at a price of approximately $10.00 per share, for an aggregate of approximately $224,195,436. The per share redemption price of $10.00 for public stockholders electing redemption was paid out of the Company’s Trust Account, which after taking into account the Share Redemption, had a balance immediately prior to the Closing of approximately $29,590,655.
Immediately after giving effect to the Business Combination (including as a result of the redemptions described above, the conversion of 5,392,528 outstanding Founder Shares into shares of Class A Common Stock on a one-for-one
basis and the issuance of an additional 21,000,000 shares of Class A Common Stock in the PIPE Investment as described above), there were 372,000,732 shares of Common Stock, including 323,550,093 shares of Class A Common Stock and 48,450,639 shares of Class V Common Stock, issued and outstanding and warrants to purchase 11,444,364 shares of Class A Common Stock of the Company (“Warrants”) issued and outstanding.
Business Prior to the Business Combination
Prior to the Business Combination, the Company had two wholly owned subsidiaries which were formed on May 27, 2021, First Merger Sub and Second Merger Sub.
All activity through December 31, 2021 relates to the Company’s formation and its initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination and consummating the acquisition of Dave Inc.
The registration statement for the Company’s Initial Public Offering was declared effective on March 4, 2021. On March 9, 2021, the Company consummated the Initial Public Offering of 25,376,598 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the partial exercise by the underwriters of their over-allotment options in the amount of 2,876,598 Units, at $10.00 per Unit, generating gross proceeds of $253,765,980, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,100,214 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to VPC Impact Acquisition Holdings Sponsor III, LLC (the “Sponsor”), generating gross proceeds of $7,650,321, which is described in Note 4.
Transaction costs amounted to $14,386,571, consisting of $5,075,320 of underwriting fees, $8,881,809 of deferred underwriting fees and $429,442 of other offering costs.
Following the closing of the Initial Public Offering on March 9, 2021, an amount of $253,765,980 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), and will be invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940,
as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account.
Liquidity and Capital Resources
As of December 31, 2021, the Company had $79,785 in its operating bank accounts and a working capital of deficit $4,206,370.
Prior to the completion of the Initial Public Offering, the Company’s liquidity needs had been satisfied through a contribution of $25,000 from Sponsor to cover for certain formation and offering costs in exchange for the issuance of the Founder Shares and the loan of up to $300,000 from the Sponsor pursuant to the Promissory Note (see Note 5). The outstanding balance under the Promissory Note of $88,142 was repaid at the closing of the Initial Public Offering on March 9, 2021. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the private placement held outside of the Trust Account.
Until the consummation of the Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating target businesses, performing due diligence on prospective target businesses, traveling to and from the offices, plants or similar location of prospective target businesses or their representatives or owners, reviewing corporate documents and material agreements of prospective target businesses and structuring, negotiating and completing a Business Combination, which was the Business Combination with Legacy Dave. The Company completed its Business Combination on January 5, 2022, which was the Business Combination with Legacy Dave, and has raised sufficient capital for its operations.